Goodwill and Other Intangible Assets - Rollforward of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Goodwill [Roll Forward]
Balance, beginning	$ 194.9
Balance, ending	192.6	$ 194.9
Europe Building Products
Goodwill [Roll Forward]
Balance, beginning	194.9	199.5
Foreign exchange impact	$ (2.3)	(4.6)
Balance, ending		$ 194.9